First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.4%
	California – 85.7%
$150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	$177,413
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	257,772
449,008	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	527,908
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	224,954
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	292,113
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	592,249
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	124,887
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	127,142
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	484,936
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	223,506
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	236,336
500,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.00%	05/01/30	603,445
1,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,119,870
715,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	757,106
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	270,450
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	316,782
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	266,433
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	274,255
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	313,833
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	226,416
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	281,005
70,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	74,603
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	184,214
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	279,317
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	561,635
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	238,032
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	473,388
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	302,645
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	778,218
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/37	551,585
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	132,999
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	534,789
500,000	CA St Muni Fin Auth Senior Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/39	591,930
1,200,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,362,252
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I LLC West Vlg Student Hsg Proj	5.00%	05/15/27	613,110
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I LLC West Vlg Student Hsg Proj	5.00%	05/15/40	419,146
55,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj Tcrs, BAM	5.00%	05/15/29	69,487
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,202,420
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	544,560

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	$256,753
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	260,485
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	160,287
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,724
75,000	CA St Ref	4.00%	08/01/34	84,875
155,000	CA St Ref	4.00%	09/01/35	175,210
75,000	CA St Ref Various Purpose	4.00%	09/01/33	85,402
275,000	CA St Ref Various Purpose	4.00%	09/01/35	310,857
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	326,169
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	116,710
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	249,157
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	348,465
400,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	467,648
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/30	237,954
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/35	329,151
100,000	CA St Various Purpose	5.00%	10/01/35	119,665
250,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/30	281,020
500,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/35	555,785
375,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/34	444,555
475,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/39	553,973
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	689,874
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	351,831
200,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	202,636
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	295,220
190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	234,211
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	60,712
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	211,559
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	55,946
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	59,895
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref Los Angeles Jewish Home For The Aging, Ser B	5.00%	11/15/33	1,288,730
340,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/32	397,484
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	462,832
325,000	Centinela Vly CA Union High Sch Dist Ref, Ser C, AGM	3.00%	08/01/36	335,969
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	552,028
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	302,998

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	$166,529
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	221,202
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	253,764
340,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/34	374,952
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	165,054
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	846,906
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	417,861
700,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/39	824,999
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	187,958
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	353,924
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	169,662
220,000	Golden St Tobacco Securitiztn Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	259,875
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	154,624
860,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,002,726
570,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	4.00%	09/01/37	643,672
290,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	326,227
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, AMBAC	(d)	08/01/29	389,697
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	265,485
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,220,097
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	113,900
210,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	277,248
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	833,084
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	12,015
215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	240,009
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	432,296
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	116,543
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	286,473
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	292,496
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	586,815
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	115,504
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	225,722
1,000,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/34	1,127,850
750,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	771,075
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	305,547
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	456,208
500,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	609,580
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	291,795
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	773,850
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	234,642
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	556,000
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	326,868
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	214,909

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	$1,712,493
185,000	Roseville CA Spl Tax	5.00%	09/01/32	219,954
160,000	Roseville CA Spl Tax	5.00%	09/01/33	189,782
170,000	Roseville CA Spl Tax	4.00%	09/01/34	188,159
150,000	Roseville CA Spl Tax	4.00%	09/01/35	165,624
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	227,436
500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	622,750
10,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	11,945
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/34	573,875
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	571,035
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	118,922
500,000	San Francisco City & Cnty CA Redev Agy Var Hsg Ocean Beach Apts, Ser B (e)	1.11%	08/01/32	500,000
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(d)	01/15/29	128,126
500,000	San Ramon CA, COPS	4.00%	06/01/31	579,360
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	202,477
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	420,812
150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(d)	08/01/21	146,123
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	337,568
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	286,198
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	176,786
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	471,572
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	581,225
500,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/27	617,690
250,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	254,758
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	293,280
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	119,308
15,000	Washington Twp CA Hlth Care Dist Ref, Ser Dt	4.00%	08/01/29	17,180
				54,676,992
	Florida – 1.6%
500,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	471,105
225,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	226,780
305,000	Rhodine Road North Cdd FL Spl Assmnt	4.00%	05/01/30	310,923
				1,008,808
	Georgia – 0.7%
200,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	207,508
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	258,642
				466,150
	Guam – 1.8%
100,000	Guam Govt Business Privilage Tax Rev Ref, Ser D	5.00%	11/15/32	112,686
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	371,224

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam (Continued)
$570,000	Guam Intl Arpt Auth Ref Gen, Ser A, AMT	5.00%	10/01/23	$640,634
				1,124,544
	Illinois – 1.5%
195,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	199,458
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	33,165
105,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	93,561
120,000	IL St, Ser A	4.00%	01/01/25	123,446
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	500,515
				950,145
	Kansas – 0.8%
500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	495,240
	Ohio – 0.7%
460,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	460,506
	Puerto Rico – 1.3%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	104,818
208,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	222,286
40,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	32,046
367,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	274,366
334,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	232,407
				865,923
	Washington – 1.3%
735,000	WA St Hsg Fin Cmmn Transforming Age Projs, Ser A (a)	5.00%	01/01/34	822,597
	Wisconsin – 1.0%
600,000	Public Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	4.00%	09/01/29	627,774

Total Investments – 96.4%	61,498,679
(Cost $59,777,376) (f)
Net Other Assets and Liabilities – 3.6%	2,285,773
Net Assets – 100.0%	$63,784,452

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	2	Dec 2019	$ (322,750)	$(5,563)
U.S. Treasury 10-Year Notes	Short	3	Dec 2019	(390,891)	4,195
U.S. Treasury Ultra 10-Year Notes	Short	11	Dec 2019	(1,563,203)	(12,062)
Total Futures Contracts				$(2,276,844)	$(13,430)

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $9,514,364 or 14.9% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,795,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $87,375. The net unrealized appreciation was $1,707,873. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 61,498,679	$ —	$ 61,498,679	$ —
Futures Contracts	4,195	4,195	—	—
Total	$ 61,502,874	$ 4,195	$ 61,498,679	$—
LIABILITIES TABLE
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (17,625)	$ (17,625)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$106.57	$253,531	$266,433	0.42%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	108.72	313,018	326,169	0.51
				$566,549	$592,602	0.93%